Investment in an associate (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of investment in an associate [Abstract]
Disclosure of associates [text block]
Continuity of the Company’s investment in Minco Silver in 2016 for the period it was accounted for as an investment in associate is as follows:

Period from January 1 to November 11,
2016
$
Beginning of period	6,631,094
Dilution loss	(98,899)
Share of Minco Silver’s income (loss)	(408,225)
Share of Minco Silver’s other comprehensive income (loss)	(1,345,417)
Ending of period	4,778,553 (i)

(i) $4,778,553 was the carrying value of the Company’s investment in Minco Silver on November 11, 2016 when the Company ceased to apply the equity method to account for this investment (Note 7)

Disclosure of detailed information about income statement of associates [text Block]
The following is the income statement disclosure of Minco Silver for the years ended December 31, 2016, and 2015.

Years ended December 31,	2016	2015
	$	$
Administrative expenses	2,576,760	2,805,616
Interest income	521,021	911,213
Net income (loss) for the year	(2,407,668)	6,680,947
Other comprehensive income (loss)	(9,277,783)	10,851,532
Comprehensive income (loss) for the year	(11,685,451)	17,532,479